Employee benefits (Details 1) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure Of Employee Benefits [Line Items]
Service cost	₨ 28,929	₨ 25,936	₨ 29,577
Interest cost	10,106	9,606	7,518
Interest income	(1,781)	(2,381)	(1,418)
Gratuity cost	₨ 37,254	₨ 33,161	₨ 35,677